As filed with the Securities and Exchange Commission on August 28, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03802

                          LEHMAN BROTHERS INCOME FUNDS
                          ----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Lehman Brothers Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                    FORM N-Q
                          LEHMAN BROTHERS INCOME FUNDS


                     NEUBERGER BERMAN GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2007 (UNAUDITED)

                                                                 VALUE
Investment in the Government Master Series of
   the Institutional Liquidity Trust (a master portfolio
   in a "master-feeder" structure)                           $ 233,933,339

     Total Investments (100%)                                $ 233,933,339

                                                                                   JUNE 30, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Government Master Series
------------------------------------------------




PRINCIPAL AMOUNT                                                      RATING                       VALUE(tt)
($000's omitted)                                                   Moody's  S&P          ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (66.2%)
          56  Fannie Mae, Bonds, 3.25%, due 1/15/08                AGY      AGY                 55
      22,155  Fannie Mae, Disc. Notes, 5.02% - 5.14%, due
              7/2/07 - 5/30/08                                     AGY      AGY             21,788
       3,910  Fannie Mae, Notes, 4.25% - 6.63%, due 8/10/07 -
              12/3/07                                              AGY      AGY              3,907
         150  Federal Farm Credit Bank, Bonds, 3.00%, due
              12/17/07                                             AGY      AGY                148
       2,506  Federal Farm Credit Bank, Disc. Notes, 5.05% -
              5.11%, due 7/10/07 - 2/1/08                          AGY      AGY              2,490
      66,160  Federal Farm Credit Bank, Floating Rate Bonds,
              5.17% - 5.26%, due 7/18/07 - 8/28/07                 AGY      AGY             66,156(u)
      34,915  Federal Home Loan Bank, Bonds, 2.75% - 6.75%,
              due 7/2/07 - 5/15/08                                 AGY      AGY             34,807
         265  Federal Home Loan Bank, Disc. Notes, 5.12%, due
              7/25/07                                              AGY      AGY                264
      70,500  Federal Home Loan Bank, Floating Rate Bonds,
              5.02% - 5.21%, due 7/5/07 - 9/22/07                  AGY      AGY             70,484(u)
         250  Federal Home Loan Bank, Notes, 3.38%, due
              9/14/07                                              AGY      AGY                249
     110,196  Freddie Mac, Disc. Notes, 5.02% - 5.25%, due
              7/2/07 - 4/30/08                                     AGY      AGY            109,117
      29,900  Freddie Mac, Floating Rate Notes, 5.17% - 5.22%,
              due 7/6/07 - 7/27/07                                 AGY      AGY             29,895(u)
      28,925  Freddie Mac, Notes, 2.85% - 5.40%, due 8/17/07 -
              7/21/08                                              AGY      AGY             28,880
                                                                                         ---------
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                      368,240
                                                                                         ---------
REPURCHASE AGREEMENTS (33.4%)
      85,000  Bank of America Repurchase Agreement, 5.32%,
              due 7/2/07, dated 6/29/07, Maturity Value
              $85,037,683, Collateralized by $112,076,787,
              Freddie Mac, 5.00%, due 6/1/35 (Collateral Value
              $86,700,000)                                                                  85,000
      25,000  Goldman Sachs Repurchase Agreement, 5.27%, due
              9/10/07, dated 6/11/07, Maturity Value $25,333,035,
              Collateralized by $248,504,848, Fannie Mae, 0.00%-
              6.50%, due 1/25/23-7/1/36 and $346,366,111,
              Freddie Mac, 0.00%-7.50%, due 2/15/25-3/15/37
              (Collateral Value $25,500,000)                                                25,000
      25,000  Merrill Lynch Repurchase Agreement, 5.27%, due
              7/5/07, dated 6/21/07, Maturity Value $25,051,236,
              Collateralized by $31,420,000, Fannie Mae, 5.50%,
              due 1/1/36 (Collateral Value $25,502,947)                                     25,000
      51,000  Merrill Lynch Repurchase Agreement, 5.35%, due
              7/2/07, dated 6/29/07, Maturity Value $51,022,738,
              Collateralized by $54,090,000, Fannie Mae, 5.50%,
              due 1/1/36 (Collateral Value $52,020,492)                                     51,000
                                                                                         ---------
              TOTAL REPURCHASE AGREEMENTS                                                  186,000
                                                                                         ---------
              TOTAL INVESTMENTS (99.6%)                                                    554,240

              Cash, receivables and other assets, less liabilities (0.4%)                    2,012
                                                                                         ---------
              TOTAL NET ASSETS (100.0%)                                                   $556,252
                                                                                         ---------



See Notes to Schedule of Investments

                                                       JUNE 30, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------

(tt) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of June 30, 2007.








For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and
        Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Income Funds


By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date: August 14, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ---------------------
    Peter E. Sundman
    Chief Executive Officer

Date: August 14, 2007


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: August 14, 2007